Segment Information (Details 1) - USD ($)	Aug. 31, 2021	Aug. 31, 2020
Net Balance	$ 368,213	$ 483,358
Leasehold Improvements [Member]
Net Balance	119,333	173,371
Furniture Fixtures Equipment [Member]
Net Balance	14,706	21,123
Computer Equipment [Member]
Net Balance	12,414	32,905
Lab Equipment [Member]
Net Balance	221,760	256,769
United States [Member]
Net Balance	85,264	85,426
Cost	101,144	101,144
Disposal	(3,904)	0
United States [Member] | Leasehold Improvements [Member]
Net Balance	0	0
Cost	0	0
United States [Member] | Furniture Fixtures Equipment [Member]
Net Balance	0	0
Cost	3,094	3,094
Disposal	(3,904)
United States [Member] | Computer Equipment [Member]
Net Balance	0	0
Cost	0	0
United States [Member] | Lab Equipment [Member]
Net Balance	69,580	85,426
Cost	98,050	98,050
CANADA
Net Balance	398,094	398,094
Cost	548,256	548,256
CANADA | Leasehold Improvements [Member]
Net Balance	119,333	173,371
Cost	259,981	259,981
CANADA | Furniture Fixtures Equipment [Member]
Net Balance	14,706	21,123
Cost	31,126	31,126
CANADA | Computer Equipment [Member]
Net Balance	12,414	32,905
Cost	63,964	63,964
CANADA | Lab Equipment [Member]
Net Balance	152,180	171,505
Cost	$ 193,185	$ 193,185